Consolidated statement of cash flows $ in Millions, $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2020 CAD ($)
Cash Generated from Operations
Net income	$ 4,913	$ 4,433	$ 3,517
Depreciation and amortization	2,590	2,464	2,350
Goodwill and other asset impairment charges (Notes 7 and 12)	0	0	801
Deferred income taxes (Note 17)	(58)	55	284
Deferred income taxes – U.S. Tax Reform and 2018 FERC Actions (Note 17)	0	0	(167)
Income from equity investments (Note 9)	(1,019)	(920)	(714)
Distributions received from operating activities of equity investments (Note 9)	1,123	1,213	985
Employee post-retirement benefits funding, net of expense (Note 24)	(19)	(45)	(35)
Net loss/(gain) on assets sold/held for sale (Note 27)	50	121	(170)
Equity allowance for funds used during construction	(235)	(299)	(374)
Unrealized (gains)/ losses on financial instruments	(103)	(134)	220
Foreign exchange losses /(gains) on Loan receivable from affiliate (Note 10)	86	(53)	5
Other	57	(46)	(45)
(Increase)/ decrease in operating working capital (Note 26)	(327)	293	(102)
Net cash provided by operations	7,058	7,082	6,555
Investing Activities
Capital expenditures (Note 4)	(8,013)	(7,475)	(9,418)
Capital projects in development (Note 4)	(122)	(707)	(496)
Contributions to equity investments (Notes 4 and 9)	(765)	(602)	(1,015)
Proceeds from sales of assets, net of transaction costs	3,407	2,398	614
Acquisition	(88)	0	0
Reimbursement of costs related to capital projects in development (Note 13)	0	0	470
Other distributions from equity investments (Note 9)	0	186	121
Payment for unredeemed shares of Columbia Pipeline Group, Inc. (Note 27)	0	(373)	0
Deferred amounts and other	(471)	(299)	(295)
Net cash used in investing activities	(6,052)	(6,872)	(10,019)
Financing Activities
Notes payable (repaid)/ issued, net	(220)	1,656	817
Long-term debt issued, net of issue costs	5,770	3,024	6,238
Long-term debt repaid	(3,977)	(3,502)	(3,550)
Junior subordinated notes issued, net of issue costs	0	1,436	0
Loss on settlement of financial instruments (Note 25)	(130)	0	0
Dividends on common shares	(2,987)	(1,798)	(1,571)
Dividends on preferred shares	(159)	(160)	(158)
Distributions to non-controlling interests	(221)	(216)	(225)
Contributions from redeemable non-controlling interest (Note 20)	1,033	0	0
Common shares issued, net of issue costs	91	253	1,148
Partnership units of TC PipeLines, LP issued, net of issue costs	0	0	49
Net cash (used in)/ provided by financing activities	(800)	693	2,748
Effect of Foreign Exchange Rate Changes on Cash and Cash Equivalents	(19)	(6)	73
Increase /(Decrease) in Cash and Cash Equivalents	187	897	(643)
Cash and Cash Equivalents, Beginning of year	1,343	446	1,089	$ 446
Cash and Cash Equivalents, End of year	$ 1,530	$ 1,343	$ 446	$ 1,530